Bank Loans - Summary of Bank Loans (Parenthetical) (Details) $ in Thousands, ¥ in Millions						12 Months Ended
		May 31, 2023 USD ($)	Apr. 14, 2023 USD ($)	Jan. 12, 2023 USD ($)	Nov. 17, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	May 31, 2023 CNY (¥)	Apr. 14, 2023 CNY (¥)	Jan. 12, 2023 CNY (¥)	Nov. 17, 2020 CNY (¥)
Line of Credit Facility [Line Items]
- Proceeds from bank loans						$ 243,395		$ 151	$ 13,511
Short-term bank loans and current portion of long-term bank loans (note 12)						76,089		293
Long-term bank loans						177,817		11,513
Bank of Beijing [Member]
Line of Credit Facility [Line Items]
Long-term bank loans	[1]					70,424		0
Bank of Beijing [Member] | Sinovac Life Sciences
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 70,424									¥ 500
Debt instrument, description of variable rate basis			75 basis point to 80 basis point
Long-term bank loans						70,424				¥ 500
Bank of Beijing [Member] | Sinovac Life Sciences | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage			2.65%									2.65%
Debt instrument, basis spread on variable rate			0.75%
Bank of Beijing [Member] | Sinovac Life Sciences | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage			2.90%									2.90%
Debt instrument, basis spread on variable rate			0.80%
China Merchants Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans (note 12)	[2]					74,649		0
Long-term bank loans	[2]					70,409		0
China Merchants Bank [Member] | Sinovac Life Sciences
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage				2.80%									2.80%
Line of credit facility, maximum borrowing capacity				$ 211,271									¥ 1,500
Repayments of debt						3,860	¥ 27
Debt instrument, description of variable rate basis				85 basis point
Debt instrument, basis spread on variable rate				0.85%
Short-term bank loans and current portion of long-term bank loans (note 12)						74,649				530
Long-term bank loans						70,409				500
China Everbright Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans (note 12)	[3]					1,440		293
Long-term bank loans	[3]					9,736		11,513
China Everbright Bank [Member] | Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage					2.85%									2.85%
Line of credit facility, maximum borrowing capacity					$ 28,169									¥ 200
Debt instrument, description of variable rate basis					145 basis point
Debt instrument, basis spread on variable rate					1.45%
Debt Instrument, Collateral Amount						32,683				232
Short-term bank loans and current portion of long-term bank loans (note 12)						1,440				10
Long-term bank loans						9,736,000				69
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Long-term bank loans	[4]					27,248		$ 0
China Construction Bank [Member] | Sinovac Biotech
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage		3.12%									3.12%
Line of credit facility, maximum borrowing capacity		$ 183,101									¥ 1,300
Debt instrument, description of variable rate basis		118 basis point
Debt instrument, basis spread on variable rate		1.18%
Debt Instrument, Collateral Amount		$ 75,888									¥ 539
Long-term bank loans						$ 27,248				¥ 193

[1]	On April 14, 2023, Sinovac Life Sciences entered into a maximum credit facility of $70,424 (RMB500 million) with Bank of Beijing to support its daily operation. The loan bears annual interest rate from 75 basis point to 80 basis point below the prime rate of a one-year term loan published by the People’s Bank of China, ranges from 2.65% to 2.90%. Interest is payable quarterly and principal installment repayments began in 2025 and shall be fully paid by April 28, 2026. As of December 31, 2023, $70,424 (RMB500 million) is recorded in long-term bank loans.
[2]	On January 12, 2023, Sinovac Life Sciences entered into a maximum credit facility of $211,271 (RMB1,500 million) with China Merchants Bank to support its daily operation. The loans bear annual interest rate at 85 basis point below the prime rate of a one-year term loan published by the People’s Bank of China, at 2.8%. Interest is payable quarterly and principal installment repayments began in 2023 and shall be fully paid by January 12, 2025. Sinovac Life Sciences repaid $3,860 (RMB27 million) in principal and interest in 2023. As of December 31, 2023, $74,649 (RMB530 million) is recorded in bank loans due within one year and $70,409 (RMB500 million) is recorded in long-term bank loans.
[3]	On November 17, 2020, Sinovac Dalian entered into a maximum credit facility of $28,169 (RMB200 million) with China Everbright Bank to finance its purchase of property, plant and equipment, with a term from November 17, 2020 to November 16, 2028. The loan bears annual interest rate at 145 basis point below the prime rate of a five-year term loan published by the People’s Bank of China, at 2.85%. Interest is payable quarterly and principal installment repayments began in 2023 and shall be fully paid by November 16, 2028. As of December 31, 2023, $1,440 (RMB10 million) is recorded in bank loans due within one year and $9,736 (RMB69 million) is recorded in long-term bank loans. Certain machinery and equipment of Sinovac Dalian with a net book value of $32,683 (RMB232 million) were pledged as collateral.
[4]	On May 31, 2023, Sinovac Biotech (Yidao) Co., Ltd. entered into a maximum credit facility of $183,101 (RMB1,300 million) with China Construction Bank to finance its purchase of property, plant and equipment, with a term from June 15, 2023 to June 14, 2041. The loan bears annual interest rate at 118 basis point below the prime rate of a five-year term loan published by the People’s Bank of China, at 3.12%. Interest is payable quarterly and principal installment repayments began in 2026 and shall be fully paid by June 14, 2041. As of December 31, 2023, $27,248 (RMB193 million) is recorded in long-term bank loans. Certain construction in progress and prepaid land lease payments of Sinovac Biotech (Yidao) Co., Ltd. with a net book value of $75,888 (RMB539 million) were pledged as collateral.